ACQUISITION (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Business acquisition short term promissory note	$ 130,000
Minimum [Member]
Business acquisition cash balance, closing	$ 200,000
Estimated useful life	1 year
Maximum [Member]
Estimated useful life	10 years
1847 Neese Corporation [Member] | Neese Acquisition [Member]
Business acquisition purchase price	$ 2,225,000
Business acquisition equity interest issued or issuable	450 shares of the common stock of 1847 Neese, constituting 45% of its capital stock, which we refer to as the purchase price shares
Business acquisition vesting promissory note	$ 1,875,000
Business acquisition short term promissory note	1,025,000
Business acquisition cash balance, closing	338,000
Business acquisition fair value of net assets acquired	$ 8,575,000